INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes	The components of earnings (loss) before income taxes consist of the following:

	2020	2019
Continuing operations
Canadian	$(24,872)	$(23,451)
Foreign	(57,188)	(42,334)
	$(82,060)	$(65,785)

Schedule of income tax expense (recovery)	The income tax expense (recovery) consists of:

	2020	2019
Canadian:
Current	$(8,349)	$126
Deferred	—	8,706
	$(8,349)	$8,832
Foreign:
Current	$(2,410)	$41
Deferred	(1,150)	5
	$(3,560)	$46
Total:
Current	$(10,759)	$167
Deferred	(1,150)	8,711
	$(11,909)	$8,878

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2020	2019
Income tax expense (recovery) at Canadian statutory income tax rates of 26.99% (2019 -26.99%)	$(22,148)	$(17,755)
Increase (decrease) in income taxes for:
Permanent and other differences	1,353	2,007
Investment tax credits	(2,396)	(3,494)
Foreign exchange and tax rates differential	(7,434)	976
Change in valuation allowance	20,221	34,230
Stock-based compensation expense	894	1,263
Change in estimate	(2,399)	(8,349)
Income tax expense (recovery)	$(11,909)	$8,878

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2020	2019
Deferred income tax assets (liabilities)
Property and equipment	$(4,801)	$(3,515)
Non capital loss carry-forwards	114,744	101,340
Capital loss carry-forwards	2,160	3,284
Scientific research and development expenses and credits	28,932	25,437
Reserves and other	24,533	19,777
Investments	(1,309)	(1,106)
Acquired intangibles	(9,468)	(6,591)
Lease liabilities	4,219	6,144
	159,010	144,770
Valuation allowance	168,133	147,912
	$(9,123)	$(3,142)

	2020	2019
Classification:
Assets
Non-current	$1,135	$1,779
Liabilities
Non-current	(10,258)	(4,921)
	$(9,123)	$(3,142)

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2020	2019
Unrecognized tax benefits, beginning of year	$4,628	$4,482
Increases — tax positions taken in prior periods	70	49
Increases — tax positions taken in current period	—	—
Settlements and lapses of statute of limitations	(224)	97
Unrecognized tax benefits, end of year	$4,474	$4,628

Schedule Of Government Subsidies By Income Statement Location

2020
Cost of sales	$180
Sales and marketing	1,588
Research and development	4,186
Administration	1,298
$7,252